Subsequent Events Pro Forma Summary Balance Sheet Reflecting Adjustments for Armistice Purchase Agreement (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Cash and cash equivalents	$ 3,001,553	$ 5,127,958	$ 16,601,641	$ 21,161,967
Total assets	3,560,770	5,768,865
Total liabilities	3,986,528	5,561,863
Preferred stock
Common stock	10,901	9,434
Additional paid-in capital	71,559,062	70,232,651
Accumulated deficit	(71,995,721)	(70,035,083)
Total stockholders’ (deficit) equity	(425,758)	$ 207,002
Pro Forma
Subsequent Event [Line Items]
Cash and cash equivalents	7,651,553
Total assets	8,210,771
Total liabilities	3,986,528
Preferred stock	4
Common stock	13,247
Additional paid-in capital	76,206,712
Accumulated deficit	(71,995,721)
Total stockholders’ (deficit) equity	$ 4,224,242